SHARE-BASED COMPENSATION - Schedule of the option activities (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
SHARE-BASED COMPENSATION
Number of Options, Outstanding at beginning balance | shares		13,102,590		7,409,599		2,757,124
Number of Options, Granted | shares		4,314,826		6,503,323		5,198,298
Number of Options, Forfeited | shares		(1,384,672)		(280,222)		(545,823)
Number of Options, Exercised | shares		(164,815)		(530,110)
Number of Options, Expired | shares		(705,383)
Number of Options, Outstanding at ending balance | shares		15,162,546		13,102,590		7,409,599	2,757,124
Number of options, Vested and expected to vest | shares								15,162,546
Number of options, Exercisable | shares								6,555,655
Weighted Average Exercise Price, Outstanding at beginning balance | $ / shares	$ 1.60		$ 1.32		$ 0.55
Weighted Average Exercise Price, Granted | $ / shares	0.69		1.82		1.65
Weighted Average Exercise Price, Forfeited | $ / shares	1.45		1.47		0.71
Weighted-Average Exercise Price, Exercised | $ / shares	0.30		0.51
Weighted-Average Exercise Price, Expired | $ / shares	1.20
Weighted Average Exercise Price, Outstanding at ending balance | $ / shares	1.39		1.60		1.32
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	1.39
Weighted average exercise price, Exercisable | $ / shares	1.06
Weighted-Average Grant Date Fair Value, Outstanding at beginning balance | (per share)	1.10	¥ 7.21	0.47	¥ 3.28	0.28	¥ 1.93
Weighted-Average Grant Date Fair Value, Granted | (per share)	0.38	2.52	1.74	11.22	0.56	3.92
Weighted-Average Grant Date Fair Value, Forfeited | (per share)	1.14	7.52	0.95	6.31	0.37	2.56
Weighted-Average Grant Date Fair Value, Exercised | (per share)	0.22	1.47	0.28	1.89
Weighted-Average Grant Date Fair Value, Expired | (per share)	0.84	5.66
Weighted-Average Grant Date Fair Value, Outstanding at ending balance | (per share)	0.91	¥ 5.98	$ 1.10	¥ 7.21	$ 0.47	¥ 3.28	¥ 1.93
Weighted-Average Grant Date Fair Value, Vested and expected to vest | (per share)	0.91							¥ 5.98
Weighted Average Remaining Contractual Term, Outstanding at beginning balance (In Years)		8 years 1 month 20 days		8 years 10 months 9 days		8 years 10 months 20 days	8 years 8 months 1 day
Weighted Average Remaining Contractual Term, Outstanding at ending balance		8 years 1 month 20 days		8 years 10 months 9 days		8 years 10 months 20 days	8 years 8 months 1 day
Weighted Average Remaining Contractual Term, Vested and expected to vest		8 years 1 month 20 days
Aggregate Intrinsic Value, Outstanding at beginning balance | ¥		¥ 12,335		¥ 112,024		¥ 7,728
Aggregate Intrinsic Value, Outstanding at ending balance | ¥		¥ 1,290		¥ 12,335		¥ 112,024	¥ 7,728
Aggregate Intrinsic Value, Vested and expected to vest | ¥								¥ 1,290
Weighted-Average Grant Date Fair Value, Exercisable | (per share)	$ 0.79							¥ 5.24
Aggregate Intrinsic Value, Exercisable | ¥								¥ 1,290
Weighted Average Remaining Contractual Term, Exercisable		7 years 8 months 4 days